Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current:
Accruals and reserves	$ 140,274	$ 37,168
Non-qualified stock options and other
Change in valuation allowance	(140,274)	(37,168)
Total, current
Long-term:
Net operating loss carryforwards	8,064,635	6,952,741
Depreciation and amortization	(358)	271
Non-qualified stock options and other	70,605	69,072
Research and development credits	794,750	621,497
Valuation allowance	(8,929,632)	(7,643,581)
Total, long-term